Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying Consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (the “U.S. GAAP”).

Principles of consolidation

As the Reorganization was accounted for as restructuring of entities under common control, the accompanying Consolidated financial statements have been prepared by using historical cost basis and include the assets, liabilities, revenue, expenses and cash flows that were directly attributable to these entities for all periods presented.

The Consolidated financial statements include the financial statements of the Company and its subsidiary. All intercompany transactions and balances among the Company and its subsidiary have been eliminated upon consolidation. A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders. For subsidiaries where the Group’s ownership in the subsidiary is less than 100%, the equity interest not held by the Group is shown as non-controlling interests.

Use of Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, as well as the disclosure of contingent assets and liabilities as of the date of the financial statements. These estimates and assumptions also impact the reported amounts of revenues and expenses during the reporting period.

These estimates and judgments are based on historical data, information currently available to the Group, and various other assumptions that the Group believes are reasonable under the circumstances. Significant estimates made by management include, but are not limited to, the determination of the useful lives of plant, and equipment, impairment of long-lived assets, valuation of deferred tax assets, uncertain tax positions, operating lease right-of-use assets and liabilities, and contingencies.

Actual results could differ from those estimates.

Foreign Currency Translation and transaction

The reporting currency of the Company and its subsidiary is Hong Kong Dollar (“HK$”). The functional currency of the Company and its subsidiary is Hong Kong dollar (“HK$”). The US$ information presented is provided for convenience and translation purposes in accordance with Rule 3-20(b)(1) of Regulation S-X.

The financial statements of the Group with functional currency of HK$, are translated into US$ using the exchange rate as of the balance sheet date for assets and liabilities and average exchange rate for the year for income and expense items. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in statements of changes in shareholders’ equity. Translation adjustments resulting from this process are included in accumulated other comprehensive income (loss). Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

For the Group, except for the shareholders’ equity, the balance sheet accounts on September 30, 2025 and September 30, 2024 were translated at HK$7.782883 to US$1.00 and HK$7.7698 to US$1.00, respectively. The shareholders’ equity accounts were translated at their historical rate. The average translation rates applied to statements of operations for the year ended September 30, 2025 and September 30, 2024 were HK$7.7957 to $1.00 and HK$7.8139 to US$1.00, respectively. Cash flows were also translated at average translation rates for the periods. Therefore, amounts reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Cash

Cash consists of cash on hand, deposits with banks and other monetary funds. The Group maintains cash with various financial institutions primarily in Hong Kong. The Group considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. As of September 30, 2024 and September 30, 2025, cash balances were HK$35,957,215 (approximately US$4,620,038) and HK$16,964,489 (approximately US$2,183,388) respectively. The majority of the Group’s cash is saved in licensed banks in the Hong Kong. Cash balances in bank accounts in Hong Kong are insured under the Deposit Protection Scheme introduced by the Hong Kong Government for a maximum amount of HK$800,000 (approximately US$102,789). The Group has not experienced any losses in bank accounts and believes it is not exposed to any risks on its cash in bank accounts.

The nature and components of the cash as of September 30, 2024 and September 30, 2025 were as follow:

	As of Sep 30, 2024	As of Sep 30, 2025	As of Sep 30, 2025
	HK$	HK$	US$
Bank balances kept in Hong Kong licensed banks	16,037,938	34,446,270	4,425,901
Other monetary funds	847,482	1,488,190	191,213
Cash on hand	79,069	22,755	2,924
	16,964,489	35,957,215	4,620,038

Inventories.

Inventories primarily consist of finished goods. which are stated at the lower of cost or net realizable value. Cost of inventories is determined using the first-in, first-out method and includes all costs to acquire and other costs to bring the inventories to their present location and condition. Our Group takes ownership, risks, and rewards of the products purchased.

Inventories are written down to estimated net realizable value, which could be impacted by certain factors including historical usage, expected demand, anticipated sales price, and other factors. Our Group continuously evaluates the recoverability of our Group’s inventories, and inventory provisions are recorded in the statements of operations. For the years ended September 30, 2025 and September 30, 2024, The group recorded HK$358,432 and Nil of inventory write-down.

Other current and non-current assets

Other current and non-current assets primarily consist of prepayments and deposits.

Prepayments represent advance payments to vendors and service providers for future services, rental payments, and the purchase of beauty products, with product deliveries generally scheduled within one to six months.

Rental and other deposits include rental deposits paid to landlords, as well as utility and building management fee deposits. These deposits are refundable upon expiration or termination of the related lease agreements or when the Group vacates the leased premises.

Prepayments are short-term in nature and are reviewed periodically to assess recoverability. The Group considers these assets impaired if their realizability becomes doubtful. As of September 30, 2025 and September 30, 2024, no allowance for impairment was recognized, as management believes that all prepayments and deposits are fully recoverable.

Plant and Equipment

Plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is provided for on a straight-line basis following industry standards for the related assets as follows:

Furniture and fixture	5 years
Motor vehicle	3 years
Electronic equipment	5 years
Leasehold improvements	5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the statements of operations and comprehensive income in other income or expenses.

The Group also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Finance lease

A lease is classified as a finance lease if it meets any of the following criteria at lease commencement:

1.	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term
2.	The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.
3.	The lease term is for the major part of the remaining economic life of the underlying asset. However, if the commencement date falls at or near the end of the economic life of the underlying asset, this criterion shall not be used for purposes of classifying the lease.
4.	The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments in accordance with ASC 842-10-30-5(f) equals or exceeds substantially all of the fair value of the underlying asset.
5.	The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

Finance leases are recorded as both an asset and a liability at the lower of the fair value of the asset and the present value of the minimum lease payments at the commencement of the lease term. Finance lease payments are apportioned between the finance charge and the reduction of the outstanding liability.

Operating leases

The Group determines whether an arrangement is or contains a lease at inception. A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. All leases of the Group are currently classified as operating leases. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, current, and operating lease liability, non-current in the Group’s balance sheets. Please refer to Note 7 for the disclosures regarding the Group’s method of adoption of ASC 842 and the impacts of adoption on its financial position, results of operations and cash flows.

ROU assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. The operating lease ROU assets and lease liabilities are recognized at lease commencement date based on the present value of lease payments over the lease term. As most of the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The operating lease ROU assets also includes any lease payments made and excludes lease incentives. The Group’s lease terms may include options to extend or terminate the lease. Renewal options are considered within the ROU assets and lease liabilities when it is reasonably certain that the Group will exercise that option. Lease expenses for lease payments are recognized on a straight-line basis over the lease term.

For operating leases with a term of one year or less, the Group has elected not to recognize a lease liability or ROU asset on its balance sheets. Instead, it recognizes the lease payments as expenses on a straight-line basis over the lease term. Short-term lease costs are immaterial to its statements of operations and cash flows. The Group has operating lease agreements with insignificant non-lease components and have elected the practical expedient to combine and account for lease and non-lease components as a single lease component.

The Group reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Group reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Group has elected to include the carrying amount of operating lease liabilities in any tested asset group and include the associated operating lease payments in the undiscounted future pre-tax cash flows.

Fair Value of Financial Instruments

The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The carrying amounts of financial assets and liabilities, such as cash, accounts receivable, prepayments and other current assets, accounts payable, and other current liabilities, approximate their fair values because of the short maturity of these instruments and market rates of interest.

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1 —	Quoted prices in active markets for identical assets and liabilities.
Level 2 —	Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
Level 3 —	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The Group’s financial instruments primarily include cash and cash equivalents, trade receivables, rental and utility deposits, trade payables, borrowings, and lease liabilities. The carrying amounts of cash and cash equivalents, trade receivables, trade payables, and rental and utility deposits approximate their fair values due to their short-term maturities or refundable nature. The carrying amounts of borrowings and lease liabilities also approximate fair value as their interest rates are comparable to current market rates.

Non-financial items such as prepayments, contract liabilities, and income tax payables are excluded from this disclosure because they represent rights or obligations to receive or deliver goods, services, or statutory payments rather than cash or other financial instruments.

Bank borrowings

Bank borrowings are recognized initially at fair value, net of transaction costs incurred. Bank borrowings are subsequently stated at amortized cost; any difference between the proceeds net of transaction costs and the redemption value is recognized in profit or loss over the period of the borrowings using the effective interest method. At the end of balance sheet dates, the total outstanding balances of the bank loan are classified as current liability as the bank has sole discretion to request a full redemption at any time.

Other payables

Other payables mainly represented accrued salaries and pension costs, accrued consultancy fee and accrued accounting fees. They are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). Otherwise, they are presented as non-current liabilities.

Contract liabilities

Contract liabilities represent amounts received from customers prior to the transfer of control of goods or services. These balances arise primarily from sales where payment has been received or invoiced, but the goods have not yet been delivered to the customers as of the reporting date.

Revenue related to these contract liabilities is recognized when control of the goods passes to the customers, which generally occurs upon delivery or customer pickup.

Related party transactions

A related party is generally defined as (i) any person and or their immediate family hold 10% or more of the Company’s securities, (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Revenue Recognition

The Group adopted ASC Topic 606 Revenue from Contracts with Customers (“ASC 606”) on October 1, 2022. Accordingly, the financial statements for the years ended September 30, 2024 and September 30, 2025 are presented under ASC 606. Under ASC 606, revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services. To determine revenue recognition for contracts with customers, the Company performs the following five steps: (i) identify the contract(s) with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) we satisfy the performance obligation.

The Group recognizes revenue at point in time when the control of products is transferred to customers. The transfer of control is considered complete when products are picked up or accepted by customers. In the normal course of business, the Group’s products are sold with no right of return unless the item is defective.

For the years ended September 30, 2025 and September 30, 2024, the Group’s revenues were primarily derived from sales of products through their online shop and offline sales channels mainly their retail stores. The product categories including (i) skincare products; (ii) haircare products; (iii) cosmetic products; and (iv) other products.

Segment reporting

The Company operates and manages its business as a single segment, in accordance with ASC 280, Segment Reporting. The Company’s chief operating decision maker (“CODM”) is the Chairman of the board. The Company’s CODM assesses the Company’s performance and results of operations on a consolidated basis. The Company generates substantially all of its revenue from customers in Hong Kong. Accordingly, no geographical segments are presented. Substantially all of the Company’s long-lived assets are located in Hong Kong.

Revenue from sales of products through online shop

The Group generates revenue from the sale of (i) skincare products; (ii) haircare products; (iii) cosmetic products; and (iv) other products to customers through their online shop. The Group hosts and manages an online shop to display its best-selling products and latest marketing and promotional initiatives on its home page. The Group regularly updates its online shop to keep customers updated about its product offerings.

Revenue from sales of products through offline

For the years ended September 30, 2025 and September 30, 2024, the Group generates revenue from operating retail stores in prime shopping areas in Hong Kong, including Causeway Bay, Tsim Sha Tsui, Mong Kok, Tseung Kwan O, Tuen Mun, Yuen Long and Shatin by selling the (i) skincare products; (ii) haircare products; (iii) cosmetic products; and (iv) other products.

The summary of the Group’s total revenues by online and retailing sales for the years ended September 30, 2025, 2024 and 2023 were as follows:

	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Online Sales	35,563,243	37,155,324	36,241,078	4,648,855
Retailing Sales	32,633,634	37,775,064	29,839,595	3,827,699
Total	68,196,877	74,930,388	66,080,673	8,476,554

The summary of the Group’s total revenues by product categories for the years ended September 30, 2025, 2024 and 2023 were as follows:

	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Skincare	32,239,652	40,503,441	35,124,317	4,505,601
Hair Care	16,991,257	16,025,871	15,815,535	2,028,751
Cosmetics	8,492,208	9,563,519	9,486,167	1,216,846
Others	10,473,760	8,837,557	5,654,654	725,356
Total	68,196,877	74,930,388	66,080,673	8,476,554

The skincare products mainly include facial-care products such as serums, cleansing products, face masks and toners.

The haircare products mainly include shampoo, conditioners, hair serum, hair supplements, hair treatment, scalp scrub, hair oil and hair masks.

The Cosmetic products mainly include primer, compact powder, eyeliner, mascara, lipsticks, lip gloss and lip balm.

Other products mainly include body-care products such as deodorant, makeup remover, body lotion and sunblock as well as health supplements, laundry detergents and dishwashing detergents.

Cost of Revenue

The Group’s cost of revenue is primarily comprised of the purchase costs, transportation and packaging costs. These costs are expenses as incurred.

Selling and marketing expenses

Selling and marketing expenses mainly represented our advertising and marketing expenses for (i) the advertisements through Facebook and Small Red Book and procurement of the SEO-search engine and online media search services; (ii) the production of the videos and photos related to the advertisements; and (iii) the offline advertisements in public transport, magazines and shopping malls.

General and administrative expenses

General and administrative expenses mainly consist of (i) salaries, welfare and insurance expenses for the Group’s administrative personnel, (ii) depreciations and amortizations, (iii) lease expenses relating to leased properties used for administrative, warehouse and retail shops, and (iv) others, which primarily include traveling, legal and professional fee, office expenses, and other miscellaneous expenses for administrative purposes.

Borrowing Costs

All borrowing costs are recognized in the statement of operations and comprehensive income during the period in which they are incurred.

Government Subsidies

Government subsidies primarily relate to one-off entitlement granted by Hong Kong government pursuant to the Employment Support Scheme under the Anti-epidemic Fund. The Group recognizes government subsidies as other income when they are received because they are not subject to any past or future conditions. No government subsidies were received for the years ended September 30, 2025 and September 30, 2024.

Employee Benefit Plan

Employees of the Group in Hong Kong participate in a compulsory saving scheme (pension fund) for the retirement of residents in Hong Kong. Employees are required to contribute monthly to mandatory provident fund schemes provided by approved private organizations, according to their salaries and the period of employment. The Group required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. Total expenses for the plan were HK$1,387,139 (approximately US$177,936) and HK$1,457,779 (approximately US$186,562) for the years ended September 30, 2025 and September 30, 2024, respectively.

Income Taxes

The Group accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

The Group believes there were no uncertain tax positions at September 30, 2024 and September 30, 2025, respectively. The Group does not expect that its assessment regarding the unrecognized tax positions will materially change over the next 12 months. The Group is not currently under examination by any income tax authority, nor has been notified that an examination is contemplated.

Comprehensive Income

Comprehensive income consists of two components, net income and other comprehensive income. Other comprehensive income consists of foreign currency translation adjustment resulting from the Group translating its financial statements from functional currency into reporting currency. The financial statements of the Group with a functional currency of HK$, are translated into US$ presentation currency using the exchange rate as of the balance sheet date for assets and liabilities and average exchange rate for the year for income and expense items. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Translation adjustments resulting from this process are included in accumulated foreign currency translation adjustments under other comprehensive income (loss).

Earnings Per Share

The Group computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing income available to ordinary shareholders of the Group by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. As of September 30, 2024 and September 30, 2025, there were no dilutive shares.

Commitments and Contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Group’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Significant Risks

Currency Risk

The Group’s operating activities are transacted in Hong Kong. Foreign exchange risk arises on financial instruments that are denominated in a foreign currency, i.e. in a currency other than the functional currency in which they are measured. The Group considers the foreign exchange risk in relation to transactions denominated in US$ with respect to HK$ is not significant as HK$ is pegged to US$.

Concentration and Credit Risk

The Group is a retailer whereby customers’ payments are collected before goods are delivered. Financial instruments that potentially subject the Group to the concentration of credit risks consist of cash. The maximum exposures of such assets to credit risk are their carrying amounts as of the balance sheet dates. The Group deposits its cash with financial institutions located in Hong Kong. As of September 30, 2024, and September 30, 2025, HK$16,037,938 (approximately US$2,064,138) and HK34,446,270 (approximately US$4,425,901) were deposited with financial institutions located in Hong Kong. The Deposit Protection Scheme introduced by the Hong Kong Government insured each depositor at one bank for a maximum amount of HK$800,000 (approximately US$102,790). Otherwise, these balances are not covered by insurance. The Group believes that no significant credit risk exists as these financial institutions have high credit quality and the Group has not incurred any losses related to such deposits.

For the years ended September 30, 2024 and September 30, 2025, all of the Group’s assets were in Hong Kong and all of the Group’s revenue were derived from Hong Kong.

The Group’s business model in retail selling is characterized by a diversified customer base without any single predominant client. This distribution of sales across numerous customers helps to mitigate dependency on any one particular buyer, reducing the risk associated with relying heavily on a sole source of revenue.

Furthermore, the Group’s sales data reflects this diversified customer base. The sales generated from these top 10 customers collectively account for less than 2% of the Group’s total sales volume.

Interest rate risk

Fluctuations in market interest rates may negatively affect the Group’s financial condition and results of operations. The Group is exposed to floating interest rate risk on cash deposit and floating rate borrowings, and the risks due to changes in interest rates is not material. The Group has not used any derivative financial instruments to manage the interest risk exposure.

Recent Accounting Pronouncements

The Group continually assesses new accounting pronouncements to determine their applicability. When it is determined that a new accounting pronouncement affects the Group’s financial reporting, the Group undertakes a study to determine the consequences of such change to its financial statements and ensures that there are proper controls in place to ascertain that the Group’s financial statements properly reflect the change.

In October 2023, FASB issued ASU No. 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative. The amendments in the ASU are intended to amend certain disclosure and presentation requirements for a variety of topics within the ASC. These amendments align the requirements in the ASC to the removal of certain disclosure requirements set out in Regulation S-X and Regulation S-K, as announced by the SEC. The effective date for each amended topic in the ASC is either the date on which the SEC’s removal of the related disclosure requirement from Regulation S-X or Regulation S-K becomes effective, or on June 30, 2027, if the SEC has not removed the requirements by that date. Early adoption is prohibited. We are currently evaluating the effects of the standard on our consolidated financial statements and related disclosures.

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 expands existing income tax disclosures for rate reconciliations by requiring disclosure of certain specific categories and additional reconciling items that meet quantitative thresholds and expands disclosures for income taxes paid by requiring disaggregation by certain jurisdictions. ASU 2023-09 is effective for annual periods beginning after December 15, 2024; early adoption is permitted. The Company is evaluating the impact the updated guidance will have on its disclosures for the year ending March 31, 2026.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40) (“ASU 2024-03”). ASU 2024-03 requires, in the notes to the annual and interim financial statements, disaggregated information about certain income statement expense line items. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is evaluating the impact the updated guidance will have on its disclosures.